Employee Benefits - Summary of Assumptions Used in Accounting for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] - yr	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	2.60%	3.60%
Expected rate of increase in compensation level of covered employees	2.30%	3.70%	3.50%
Inflation increase	3.10%	3.20%	3.00%
Retiring today [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	21.3	21.5	21.5
Retiring today [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	23.4	24.5	24.4
Retiring in 20 years [Member] | Males [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	22.5	23.3	23.2
Retiring in 20 years [Member] | Females [Member]
Disclosure of defined benefit plans [line items]
Assumed life expectations on retirement at age 65 are (years)	25.1	26.3	26.2